Portfolio of Investments
Columbia Select Small Cap Value Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 2.3%
Wireless Telecommunication Services 2.3%
Telephone & Data Systems, Inc.	469,927	9,464,330
Total Communication Services		9,464,330
Consumer Discretionary 12.2%
Auto Components 2.6%
American Axle & Manufacturing Holdings, Inc.(a)	462,016	2,924,561
Motorcar Parts of America, Inc.(a)	455,767	7,629,540
Total		10,554,101
Diversified Consumer Services 0.7%
Regis Corp.(a)	235,000	2,998,600
Hotels, Restaurants & Leisure 5.2%
Penn National Gaming, Inc.(a)	371,048	10,971,890
Texas Roadhouse, Inc.	181,547	10,206,572
Total		21,178,462
Household Durables 2.9%
Lennar Corp., Class A	78,456	4,734,035
Taylor Morrison Home Corp., Class A(a)	306,877	6,910,870
Total		11,644,905
Specialty Retail 0.8%
Aaron’s, Inc.	80,000	3,146,400
Total Consumer Discretionary		49,522,468
Consumer Staples 2.4%
Food Products 2.4%
Nomad Foods Ltd.(a)	522,700	9,649,042
Total Consumer Staples		9,649,042
Energy 2.2%
Energy Equipment & Services 1.6%
Exterran Corp.(a)	471,042	2,402,314
Patterson-UTI Energy, Inc.	701,140	4,017,532
Total		6,419,846
Oil, Gas & Consumable Fuels 0.6%
Callon Petroleum Co.(a)	1,180,300	2,679,281
Total Energy		9,099,127
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 23.1%
Banks 3.4%
Opus Bank	585,768	13,865,129
Insurance 10.0%
CNO Financial Group, Inc.	350,000	5,607,000
Hanover Insurance Group, Inc. (The)	92,644	10,982,020
Lincoln National Corp.	209,627	9,514,969
National General Holdings Corp.	747,953	14,562,645
Total		40,666,634
Mortgage Real Estate Investment Trusts (REITS) 2.9%
Ladder Capital Corp., Class A	789,974	12,047,103
Thrifts & Mortgage Finance 6.8%
Axos Financial, Inc.(a)	487,860	12,152,593
Radian Group, Inc.	727,538	15,452,907
Total		27,605,500
Total Financials		94,184,366
Health Care 6.7%
Biotechnology 1.6%
Ligand Pharmaceuticals, Inc.(a)	68,316	6,394,378
Health Care Equipment & Supplies 2.3%
Dentsply Sirona, Inc.	190,498	9,380,121
Health Care Providers & Services 1.1%
Centene Corp.(a)	81,195	4,304,959
Life Sciences Tools & Services 1.7%
Syneos Health, Inc.(a)	110,000	6,968,500
Total Health Care		27,047,958
Industrials 15.1%
Aerospace & Defense 2.9%
Cubic Corp.	215,861	11,751,473
Airlines 1.6%
Spirit Airlines, Inc.(a)	220,979	6,286,853
Commercial Services & Supplies 3.1%
Waste Connections, Inc.	131,658	12,703,680
Construction & Engineering 1.4%
Granite Construction, Inc.	285,690	5,805,221
Columbia Select Small Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.4%
Kennametal, Inc.	160,000	4,448,000
Rexnord Corp.	323,364	9,429,294
Total		13,877,294
Road & Rail 2.7%
Knight-Swift Transportation Holdings, Inc.	344,700	11,009,718
Total Industrials		61,434,239
Information Technology 17.7%
Communications Equipment 5.5%
Extreme Networks, Inc.(a)	1,658,333	8,341,415
Viavi Solutions, Inc.(a)	1,075,316	14,183,418
Total		22,524,833
IT Services 8.5%
CACI International, Inc., Class A(a)	76,926	18,848,409
EPAM Systems, Inc.(a)	71,236	15,899,875
Total		34,748,284
Semiconductors & Semiconductor Equipment 3.7%
KLA Corp.	25,227	3,877,642
MACOM Technology Solutions Holdings, Inc.(a)	435,200	10,997,504
Total		14,875,146
Total Information Technology		72,148,263
Materials 8.0%
Chemicals 1.9%
Minerals Technologies, Inc.	169,721	7,615,381
Construction Materials 2.5%
Summit Materials, Inc., Class A(a)	513,000	10,024,020
Containers & Packaging 2.0%
O-I Glass, Inc.	759,739	8,205,181
Metals & Mining 1.6%
Warrior Met Coal, Inc.	371,673	6,586,046
Total Materials		32,430,628
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.7%
Equity Real Estate Investment Trusts (REITS) 5.7%
First Industrial Realty Trust, Inc.	125,000	4,812,500
Gaming and Leisure Properties, Inc.	410,511	18,337,526
Total		23,150,026
Total Real Estate		23,150,026
Utilities 3.9%
Electric Utilities 3.9%
PNM Resources, Inc.	120,000	5,649,600
Portland General Electric Co.	191,300	10,408,633
Total		16,058,233
Total Utilities		16,058,233
Total Common Stocks (Cost $350,461,896)		404,188,680

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(d),(e)	3,340,785	3,340,785
Total Money Market Funds (Cost $3,340,563)		3,340,785
Total Investments in Securities (Cost: $353,802,459)		407,529,465
Other Assets & Liabilities, Net		(590,606)
Net Assets		406,938,859

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 29, 2020.
2	Columbia Select Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 29, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	2,184,048	73,957,139	(72,800,402)	3,340,785	566	222	71,610	3,340,785
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Small Cap Value Fund | Quarterly Report 2020	3